COMMITMENTS & CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments And Contingencies [Abstract]
COMMITMENTS & CONTINGENCIES [Text Block]

21.  COMMITMENTS & CONTINGENCIES

Commitments

As of December 31, 2025, the Company had commitments of $7.4 for capital equipment purchases.

Contingencies

Due to the nature of the Company's activities, various legal and tax matters are outstanding from time to time. The Company is routinely subject to audit by tax authorities in the countries in which it operates and has received a number of tax assessments in various locations, which are currently at various stages of progress with the relevant authorities (Note 20).